CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Consolidated Statements Of Comprehensive Income Loss
Net loss	$ (40,601)	$ (164,099)
Other comprehensive income (loss)
Foreign currency translation adjustment	49,051	(51,546)
Comprehensive income (loss)	8,450	(215,645)
Comprehensive income/loss attributable to the non-controlling interest	(12,422)	42,764
Comprehensive income (loss) attributable to Umatrin Holding Limited	$ (3,972)	$ (172,880)